Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	SCHWAB CAPITAL TRUST
Entity Central Index Key	0000904333
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 28, 2021
Document Effective Date	Apr. 28, 2021
Prospectus Date	Apr. 28, 2021
Schwab Monthly Income Fund - Moderate Payout | Schwab Monthly Income Fund - Moderate Payout
Prospectus:
Trading Symbol	SWJRX
Schwab Monthly Income Fund - Enhanced Payout | Schwab Monthly Income Fund - Enhanced Payout
Prospectus:
Trading Symbol	SWKRX
Schwab Monthly Income Fund - Maximum Payout | Schwab Monthly Income Fund - Maximum Payout
Prospectus:
Trading Symbol	SWLRX